Shareholder Report, Average Annual Return (Details)		12 Months Ended	13 Months Ended
		Mar. 31, 2026	Mar. 31, 2026
C000255783
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares 2x Long BABA Daily ETF
C000255786
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares 2x Long PDD Daily ETF
Without Sales Load [Member] | C000255783
Average Annual Return [Line Items]
Average Annual Return, Percent		(32.01%)	(37.68%)
Without Sales Load [Member] | C000255786
Average Annual Return [Line Items]
Average Annual Return, Percent		(42.96%)	(41.90%)
MSCI China All Shares Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI China All Shares Index (USD) (NR)
Average Annual Return, Percent		10.36%	7.34%
MSCI China All Shares Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	MSCI China All Shares Index (USD) (NR)
Average Annual Return, Percent		10.36%	7.34%

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).